AMERICAN STOCK EXCHANGE®
Equities Options ETFs

07072722

Beth A. Kleiman
Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1460
F 212 306 2066
beth.kleiman@amex.com

RECD S.E.C.
JUL 2 5 2007
1086

CERT AMX

July 25, 2007 001-11758

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Office of Filings and Information Services
Filer Support #2
Room #2531
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
JUL 27 2007
B
THOMSON
FINANCIAL

Dear Mr. Johnson:

This is to certify that the American Stock Exchange, (the "Exchange") received from Morgan Stanley (the "Registrant") a copy of the Company's application on Form 8-A for the registration of the following security:

Global Medium-Term Notes, Series F, 8% SPARQS® due August 20, 2008 (Mandatorily Exchangeable for American Depositary Shares of CEMEX, S.A. de C.V.)

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of this letter.

Sincerely,

Beth A. Kleiman

Beth A. Kleiman

END